Submission	Apr. 14, 2025
Submission [Line Items]
Central Index Key	0001067983
Registrant Name	Berkshire Hathaway Inc.
Registration File Number	333-284622
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES